FINANCIAL INSTRUMENTS - Liquidity (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Financial instruments
Financial liabilities, undiscounted cash flows	$ 48,804	$ 53,326
Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows	12,458	11,102
1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows	5,227	5,274
2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows	16,082	5,048
3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows	4,514	16,357
4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows	6,322	4,591
More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows	4,201	10,954
Trade payables
Financial instruments
Financial liabilities, undiscounted cash flows	3,757	2,885
Trade payables | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows	3,757	2,885
Accrued expenses
Financial instruments
Financial liabilities, undiscounted cash flows	2,090	2,150
Accrued expenses | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows	2,090	2,150
PUT option
Financial instruments
Financial liabilities, undiscounted cash flows	11,289	11,633
PUT option | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows	11,289
PUT option | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows		11,633
Liability for underwriter
Financial instruments
Financial liabilities, undiscounted cash flows	1,131	1,021
Liability for underwriter | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows	1,131	1,021
Lease liabilities
Financial instruments
Financial liabilities, undiscounted cash flows	12,312	14,598
Lease liabilities | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows	2,478	2,757
Lease liabilities | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows	2,294	2,389
Lease liabilities | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows	1,932	2,163
Lease liabilities | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows	1,726	1,840
Lease liabilities | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows	3,608	1,707
Lease liabilities | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows	274	3,742
Loans from bank
Financial instruments
Financial liabilities, undiscounted cash flows	18,225	21,039
Loans from bank | Less than one year
Financial instruments
Financial liabilities, undiscounted cash flows	3,002	2,289
Loans from bank | 1 to 2 years
Financial instruments
Financial liabilities, undiscounted cash flows	2,933	2,885
Loans from bank | 2 to 3 years
Financial instruments
Financial liabilities, undiscounted cash flows	2,861	2,885
Loans from bank | 3 to 4 years
Financial instruments
Financial liabilities, undiscounted cash flows	2,788	2,884
Loans from bank | 4 to 5 years
Financial instruments
Financial liabilities, undiscounted cash flows	2,714	2,884
Loans from bank | More than 5 years
Financial instruments
Financial liabilities, undiscounted cash flows	$ 3,927	$ 7,212